Dec-04-03 04:44pm From- T-881 P.002/003 F-206

Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

NYSE

03035337

December 4, 2003

1-15897

Cert NYS

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

DEC 04 2003

PROCESSED
MAR 22 2004
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, iShares Trust, iShares Lehman TIPS Bond Fund and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 4, 2003. Tentative listing date – December 5, 2003.

Sincerely,

Paras Madho